Operating Leases - Schedule of Supplemental Balance Sheet Information (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule Of Supplemental Balance Sheet Information Abstract
Operating lease right-of-use assets, net	$ 2,321,463	$ 1,976,410
Operating lease liabilities, current	814,707	613,447
Operating lease liabilities, non-current	1,884,527	1,719,509
Total operating lease liabilities	$ 2,699,234	$ 2,332,956
Weighted average remaining lease term of operating leases (years)	3 years 1 month 9 days	4 years 25 days
Weighted average discount rate of operating leases	4.34%	4.65%